Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2018
Entity Registrant Name	dei_EntityRegistrantName	American Century ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2018
Prospectus Date	rr_ProspectusDate	Jan. 09, 2018
American Century ETF Trust | American Century STOXX U.S. Quality Value ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	American Century STOXX® U.S. Quality Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index (the underlying index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the fund, which are not reflected in the example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its assets in the component securities of the underlying index. The underlying index is a rules-based index maintained and calculated by STOXX® Ltd. (the index provider). The underlying index is designed to select securities of large- and mid-capitalization companies that are undervalued or have sustainable income.
The underlying index universe is defined by the STOXX® USA 900 Index, which consists of the 900 largest publicly traded U.S. equity securities. The underlying index is constructed using a rules-based methodology that screens and weights stocks based on fundamental measures of quality, value and income. A quality screen seeks to eliminate the bottom of the universe of stocks based on measures of profitability, earnings quality, management quality and earnings estimate revisions. A valuation score is computed for the remaining stocks, determined by the attractiveness of each stock relative to its peers in the same industry group based on value, earnings yield and cash flow yield metrics. An income sustainability screen based on dividend growth and dividend coverage metrics is applied to eliminate the bottom of the universe of dividend-paying stocks, and an income score based on dividend-yield is computed for the remaining stocks. The underlying index is constructed by combining the value stocks and income stocks using the valuation and income scores and portfolio optimization. Portfolio optimization uses quantitative models to build a portfolio of stocks from the scores described above that are expected to provide the optimal balance between risk and expected return. Though component securities of the underlying index may change from time to time, the index typically consists of 200-300 securities and, as of December 20, 2017 the market capitalization range was approximately $2 billion to $880 billion.
The fund may use a “representative sampling” strategy with respect to its underlying index when a replication strategy might be detrimental to shareholders. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the underlying index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the underlying index using quantitative analytical procedures to give the fund's portfolio an investment profile similar to that of its underlying index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the underlying index but which the advisor believes will help the fund track the underlying index.
In addition, the fund may use futures contracts to equitize cash and accrued income, simulate investments in the underlying index, facilitate trading or minimize transaction costs. Through the use of futures contracts, the advisor seeks to reduce the fund’s tracking error relative to the underlying index.
The underlying index is rebalanced monthly and reconstituted quarterly.
The fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the underlying index is concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Authorized Participant Concentration - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds (ETFs) generally.

•
Calculation Methodology - The underlying index relies on various sources of information to assess the criteria of issuers included in the underlying index, including information that may be based on assumptions and estimates. Neither the fund nor American Century Investment Management, Inc. (the advisor) can offer assurances that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

•
Concentration - To the extent the fund concentrates in a specific industry or a group of industries, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•
Derivatives Risk - The use of derivative instruments such as futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Index-Related - Unlike many investment companies, the fund is not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the portfolio managers would not necessarily buy or sell a security unless that security is added or removed, respectively, from the underlying index, even if that security generally is underperforming.

There is no assurance that the underlying index will be determined, composed or calculated accurately. While the index provider provides descriptions of what the underlying index is designed to achieve, the index provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the underlying index will be in line with the described index methodology. Gains, losses or costs to the fund caused by errors in the underlying index may therefore be borne by the fund and its shareholders.

•	Management Risk - To the extent the fund uses representative sampling, the strategy may fail to produce the intended results.

•
Market Risk - The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Market Trading - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

•
Mid Cap Stocks - The fund invests in medium-sized companies, which may be more volatile and subject to greater risk than larger companies. Medium-sized companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
New Fund Risk - As a new fund, there can be no assurance that it will grow to or maintain an economically viable size. The fund may experience greater tracking error than it otherwise would at higher asset levels.

•
Non-Correlation - There is no guarantee that the fund will achieve a high degree of correlation to the underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure to the required levels in order to track the underlying index. In addition, the fund’s NAV may deviate from the underlying index if the fund fair values a portfolio security at a price other than the price used by the underlying index for that security.

•
Sampling Risk- To the extent the fund uses a representative sampling strategy, it may hold a smaller number of securities than are in the underlying index or it may hold securities that are not included in the underlying index. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in the fund’s NAV than would be the case if all of the securities in the underlying index were held. The fund’s use of a representative sampling strategy may also include the risk that it may not track the return of the underlying index with the same degree of accuracy as would an investment vehicle that invested in every component security of the underlying index with the same weightings as the underlying index.

•
Style Risk - There can be no assurance that the investment factor stock selection process and screens of the underlying index will enhance performance. Exposure to certain investment factors and use of screens may detract from performance in some market environments, perhaps for extended periods.

•
Tracking Error - Tracking error is the divergence of the fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities held in the fund’s portfolio and those included in the underlying index, pricing differences, transaction costs, the fund’s holding of cash, differences in timing of the accrual of dividends or interest, changes to the underlying index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the fund incurs fees and expenses, while the underlying index does not.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancenturyetfs.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | American Century STOXX U.S. Quality Value ETF | American Century STOXX U.S. Quality Value ETF Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	VALQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 93
American Century ETF Trust | American Century Diversified Corporate Bond ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	American Century Diversified Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the fund, which are not reflected in the example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in corporate debt securities and corporate debt investments. Corporate debt investments are derivatives whose reference securities are corporate debt securities.
The fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign entities, but may also invest in securities issued by supranational entities. Although the fund invests primarily in investment-grade debt securities, up to 35% of the fund’s net assets may be invested in high-yield securities (also referred to as “junk bonds”).
The fund also may invest in derivative instruments such as futures contracts, and swap agreements (including, but not limited to, interest rate swaps and credit default swap indexes). The fund may use derivative instruments to earn income, enhance returns, increase liquidity, manage target duration, gain exposure to certain instruments or markets, and/or hedge its exposure to particular investments.
Under normal market conditions, the weighted average duration of the fund’s portfolio is expected to be between three and seven years.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Authorized Participant Concentration - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

•
Cash Transactions - The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

•
Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Foreign Securities Risk - Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
High-Yield Risk - Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. Investment in high-yield securities is inherently speculative.

•
Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Market Risk - The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the issuers whose securities it owns and other factors generally affecting the securities market.

•
Market Trading - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancenturyetfs.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	KORP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 145

[1]	Other expenses are based on estimated amounts for the current fiscal year.